Income Taxes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Increased decreased valuation allowance					$ 6,900,000	$ 37,900,000
Annual internal revenue code pre ownership change utilized each year value					800,000
Tax credit carryforwards, research					5,086	12,087
Increased decreased unrecognized tax benefits					$ 3,300,000	$ 1,300,000
Federal statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Ownership Change [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards not subject to expiration					$ 31,900,000
Ownership Change [Member] | CANADA
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards					250,000,000.0
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards					366,000,000.0	$ 346,300,000
Operating loss carryforwards not subject to expiration					355,300,000
Domestic Tax Jurisdiction [Member] | Ownership Change [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards					35,200,000
Tax credit carryforwards, research					7,100,000
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards					$ 95,600,000	293,700,000
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax credit carryforward, amount						$ 9,200,000